Expense Example - FidelitySustainableTargetDateFunds-ComboClassK6Pro - FidelitySustainableTargetDateFunds-ComboClassK6Pro - Fidelity Sustainable Target Date Income Fund - Fidelity Sustainable Target Date Income Fund - Class K6
May 30, 2024 USD ($)
Expense Example:
1 year	$ 22
3 years	68
5 years	118
10 years	$ 268